ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2024
Disclosure of analysis of other comprehensive income by item [abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
(a)Attributable to Limited Partners

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Net Investment Hedges	Cash Flow Hedges	Marketable Securities	Unrealized Actuarial (Losses) Gains	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2022	$774	$(1,741)	$115	$87	$125	$3	$1,118	$481
Other comprehensive income (loss)	144	190	(12)	(48)	—	(3)	(52)	219
Equity issuance(1)	(15)	36	(2)	(3)	(3)	(1)	(17)	(5)
Other items	—	—	—	—	—	—	(19)	(19)
Balance at December 31, 2023	$903	$(1,515)	$101	$36	$122	$(1)	$1,030	$676
Other comprehensive income (loss)	264	(419)	23	17	—	6	211	102
Balance at December 31, 2024	$1,167	$(1,934)	$124	$53	$122	$5	$1,241	$778

(b)Attributable to General Partner

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Net Investment Hedges	Cash Flow Hedges	Marketable Securities	Unrealized Actuarial Gains	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2022	$4	$(9)	$—	$—	$1	$—	$6	$2
Other comprehensive income	1	1	—	—	—	—	—	2
Equity issuance(1)	—	(1)	1	—	—	—	—	—
Balance at December 31, 2023	$5	$(9)	$1	$—	$1	$—	$6	$4
Other comprehensive income	1	(2)	—	—	—	—	2	1
Balance at December 31, 2024	$6	$(11)	$1	$—	$1	$—	$8	$5

(c)Attributable to Non-controlling interest—Redeemable Partnership Units held by Brookfield

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Net Investment Hedges	Cash Flow Hedges	Marketable Securities	Unrealized Actuarial (Losses) Gains	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2022	$326	$(726)	$49	$36	$53	$(1)	$473	$210
Other comprehensive income (loss)	60	79	(6)	(20)	—	(1)	(22)	90
Equity issuance(1)	(14)	23	(2)	(1)	(3)	2	(19)	(14)
Other items	—	—	—	—	—	—	(9)	(9)
Balance at December 31, 2023	$372	$(624)	$41	$15	$50	$—	$423	$277
Other comprehensive income (loss)	109	(173)	9	7	—	3	87	42
Balance at December 31, 2024	$481	$(797)	$50	$22	$50	$3	$510	$319
(d) Attributable to Non-controlling interest—BIPC exchangeable shares and class A.2 exchangeable shares

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Net Investment Hedges	Cash Flow Hedges	Marketable Securities	Unrealized Actuarial (Losses) Gains	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2022	$186	$(415)	$28	$20	$30	$1	$268	$118
Other comprehensive income (loss)	41	55	(3)	(14)	—	(1)	(16)	62
Equity issuance(1)	30	(64)	4	4	5	(1)	41	19
Other items	—	—	—	—	—	—	(4)	(4)
Balance at December 31, 2023	$257	$(424)	$29	$10	$35	$(1)	$289	$195
Other comprehensive income (loss)	75	(120)	7	5	—	2	59	28
Balance at December 31, 2024	$332	$(544)	$36	$15	$35	$1	$348	$223

(e) Attributable to Non-controlling interest—Exchangeable units(2)

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Net Investment Hedges	Cash Flow Hedges	Marketable Securities	Unrealized Actuarial Gains	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2022	$11	$(28)	$2	$1	$1	$—	$19	$6
Other comprehensive income (loss)	2	1	—	(1)	—	—	1	3
Equity issuance(1)	(1)	9	(1)	—	—	—	(7)	—
Balance at December 31, 2023	$12	$(18)	$1	$—	$1	$—	$13	$9
Other comprehensive income (loss)	3	(4)	—	—	—	—	2	1
Balance at December 31, 2024	$15	$(22)	$1	$—	$1	$—	$15	$10

(1)In relation to the issuance of BIPC exchangeable shares, accumulated other comprehensive income was reallocated between all components of equity. Refer to Note 28, Partnership Capital, for further details.
(2)Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.